EATON VANCE SPECIAL INVESTMENT TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated April 1, 2009 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 93 (“Amendment No. 93”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 93 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-09-000248) on March 25, 2009.

Eaton Vance Enhanced Equity Option Income Fund Eaton Vance Risk-Managed Equity Option Income Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Date: April 1, 2009

015_0440.doc